Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with US GAAP and regulations of the U.S. Securities and Exchange Commission (the “SEC”) applicable to interim financial information, which permit the omission of certain information to the extent it has not changed materially since the latest annual financial statements. These unaudited interim condensed consolidated financial statements reflect all adjustments consisting only of normal recurring adjustments which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows of the Company for the periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected for any future fiscal periods in 2024 or for the full year ending December 31, 2024. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

These financial statements should be read in conjunction with the financial statements and related notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023, filed with the SEC on April 25, 2024. The consolidated balance sheet as of December 31, 2021 was derived from the audited consolidated financial statements of the Company.

Principles of consolidation

Principles of consolidation

The accompanying unaudited interim condensed consolidated financial statements include the accounts of BitFuFu Inc. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors (the “Board”); and to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Use of estimates

Use of estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s unaudited interim condensed consolidated financial statements mainly include, but are not limited to, standalone selling price of each distinct performance obligation in revenue recognition, determining the useful lives and recoverability of long-lived assets, the realizability of deferred tax assets, valuing the Warrants classified under Level 3 fair value hierarchy and measurement of digital assets. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less. As of June 30, 2024, the Company had cash and cash equivalents of approximately US$48.35 million, of which US$28.55 million was held in the financial institutions in Singapore and US$19.28 million was held in the financial institutions in the US. The Company maintains its cash and cash equivalents in the financial institutions, which, at times, may exceed regulated insured limits. The Company believes it is not exposed to significant credit risk on cash and cash equivalents.

Digital assets

Digital assets

Digital assets are accounted for as indefinite lived intangible assets. They are presented as current assets within the unaudited interim condensed consolidated balance sheets due to the Company’s ability to sell digital assets in a highly liquid marketplace and the intent to sell digital assets to support operations when needed. Digital assets are initially recognized based on the fair value of the digital assets on the date of receipt. Digital assets that are purchased in an exchange of one digital asset for another digital asset are recognized at the fair value of the digital asset received. Digital assets that are purchased in an exchange for fiat currency are recorded at its cost. The Company tracks its cost basis of digital assets in accordance with the first-in-first-out (“FIFO”) method of accounting.

Following the adoption of Accounting Standards Update (“ASU”) 2023-08, Accounting for and Disclosure of Crypto Assets, effective January 1, 2024, digital assets held at period end are recorded at fair value, as determined using the period-end closing price of the digital assets on the Company’s principal market, Coinbase (the “Principal Market”), and changes in fair value are recognized in unrealized fair value gain/loss of digital assets, in Operating income (loss) on the Unaudited Interim Condensed Consolidated Statements of Comprehensive Income, as of, and for the six months ended June 30, 2024. The Company determines the fair value of its digital assets on a recurring basis in accordance with ASC 820, Fair Value Measurement, based on quoted prices on the Principal Market, Coinbase, for digital assets (Level 1 inputs), based on all information that is reasonably available.

Purchase of digital assets using fiat currency or sales of digital assets to obtain fiat currency is presented as investing activity in the consolidated cash flow of the Company.

Realized gain or loss on sale of digital assets

The Company accumulates Bitcoin mined through its self-mining operation and exchange Bitcoin for fiat currencies at established cryptocurrency exchanges, such as Coinbase, to satisfy its working capital needs from time to time The Company also receives other digital assets, such as Bitcoin (BTC), Ethereum (ETH), Bitcoin Cash (BCH) and Tether (USDT), as payments for its cloud mining service and hosting services. Digital assets that are received as service payments would be converted into USDT and then US dollars. The difference between the cost of the sold digital asset and the fair value of the received digital asset in exchange or fiat currency is recognized as realized gain or loss on sales of digital assets in the unaudited interim condensed consolidated statements of comprehensive income. The Company recognizes realized gains or losses when digital assets are sold on an exchange for other digital assets, or for cash consideration using a first-in first-out method of accounting.

Equipment, net

Equipment, net

Equipment is stated at cost less accumulated depreciation and impairment loss, if any. Equipment is depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives (3-5 years) on a straight-line basis.

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

There was no impairment loss recognized for the six months ended June 30, 2024 and 2023.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The Company concluded that warrants issued pursuant to the Existing Warrant Agreement and Supplemental Warrant Agreement qualify for equity accounting treatment.

Contract liabilities

Contract liabilities

A contract liability is the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration from the customer. Revenue for future goods or services reflected in this account are recognized, and the contract liability is reduced, as the Company subsequently satisfies the performance obligation under the contract. Contract liabilities primarily represented 1) cloud mining service fees prepaid by customers for which the relevant services have not been provided; 2) prepayment from customer for the Company’s sales of mining equipment for which the equipment has not been delivered.

The revenue recognized during the six months ended June 30, 2024 and 2023 for the beginning balance of contract liabilities was US$46.08 million and US$5.29 million, respectively.

Revenue recognition

Revenue recognition

Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Company’s performance:

(i)	provides all of the benefits received and consumed simultaneously by the customer; or
(ii)	creates and enhances an asset that the customer controls as the Company performs; or
(iii)	does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date. If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

If a customer pays consideration before the Company transfers a good or service to the customer, the Company presents the contract liability when the payment is made.

Cloud mining solutions

The Company sells to customers one-stop cloud-mining solutions so that the customer can earn rewards of mining in the form of digital assets by using the purchased hash rate from the Company.

●	Contract with customers: The Company typically posts the formatted Cloud Mining Service Agreement (“Agreement”) on its website. The customers approve the Agreement by clicking on and agreeing to such agreement on the Company’s website before purchasing specific cloud mining services. The Agreement is a framework agreement, and the details of the specific cloud mining services purchased are provided for in the customer’s order submitted, which includes amount of hash rate, service period, unit price of service, payment terms and payment method etc. The order is an integrated part of the contract between the customer and the Company. Both parties are therefore committed to perform its obligations. Pursuant to the Agreement, the rights of the customer include, among others, (a) to choose a mining pool to which the hash calculation services they purchased will be provided; (b) to get the purchased hash calculations provided to the designated mining pool; and (c) to obtain the stably operated hash calculations during the “agreed service period” as stipulated in the order. The rights of the Company include, among others, to (a) receive consideration from the customer (i.e., service fees) in exchange of the cloud mining service provided; (b) unilaterally terminate the Agreement and cease to provide its services without penalty if the use of such services violates the laws and regulations of the customer’s country, or if the customer fails to pay in full or in part of the service fees and (c) if the Company suffers any loss due to the above circumstances, customer shall compensate the Company for all such losses.
●	Identifying performance obligations: The cloud mining service that the Company promises to provide to a customer is to provide specified amount of hash calculations services (“Purchased Hash Rate”) during the agreed service period to a customer by connecting Purchased hash rate to the customer’s account with the designated mining pool and ensuring the Purchased Hash Rate is running stably and continuously during the agreed service period. Management has determined that there is a single performance obligation, such that each promise is not distinct and required to be combined into a single performance obligation.
●	Determining the transaction price: In exchange of promised service, the Company charges customers cloud mining service fees, which are specified in the order agreed by the customer and the Company and calculated by “unit price of cloud mining service fees * amount of Purchased Hash Rate * agreed service period”. The “unit price of cloud mining service fees” is determined based on internal pricing model of the Company agreed by both parties when the order is placed and fixed during the agreed service period denominated in US$. The “amount of Purchased Hash Rate” and “agreed service period” are also fixed as specified in the order before the provision of relevant services. The contract allows for settlement in US$ or in digital assets, which is a non-cash means of settlement. In the event that a customer chooses to settle in digital assets, he/she must pay the US$ equivalent at the then spot rate for the US$ to the digital asset at the moment of settlement. The Company does not bear any risk regarding variation in the spot rate of US$ to digital assets. Customers are generally charged an upfront service fee and will pay the remaining service fees by instalments before they are incurred. Upon payment, the cloud mining services fee are recorded as deferred revenue under contract liabilities and recognized to revenue as the performance obligation is fulfilled.
●	There is no need to allocate the transaction price since there is only one single performance obligation.
●	Satisfaction of a performance obligation and revenue recognition: Initially, the Company deploys miners sourced from its suppliers or miners owned by the Company itself, and further renders these miners operational and remotely accessible by procuring mining equipment hosting service, including data centre rack space, electricity supply, network connectivity, hardware maintenance, and other necessary infrastructure services from the same or other suppliers. The Company then repackages the services of providing hash calculations using these miners and integrates it with other critical services such as performance monitoring, hash rate stabilization, and connection with mining pools. Thus, the Company creates a one-stop mining capability that can be sold in the form of cloud mining services. The Company then sells cloud-mining services to its customers by transferring the control of the sub-divided mining capacities. The Company accounts for the sale of cloud-mining services using the gross method as the Company acts as a principal who procures the right to utilize mining equipment and other infrastructures from various suppliers to provide hash calculations, and repackages and integrates such services with other critical services to form a combined service that is the cloud-mining service, and transfers control of the cloud-mining service to its customers. When the Company delivers the Purchased Hash Rate by providing hash calculations to the mining pool designated by the customer, the control of such Purchased Hash Rate has been transferred to the customer simultaneously. In accordance with the Company’s Agreement with its customers, the Company is not responsible for the output of the mining pool or the act of mining pool operator. In addition, the Company does not have any explicit or implicit repurchase agreement with customers.

The Company transfers control of cloud mining service over time, because the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it performs. Therefore, the Company satisfies its sole performance obligation over time and recognizes revenue over time by measuring the progress toward complete satisfaction of such performance obligation. The Company’s system records the amount of hash calculations and its actual service time period for each order during each month, and the completion progress of each order’s performance obligation can be calculated according to the proportion of the actual service time period to the whole agreed service period.

Cryptocurrency self-mining revenue

The Company has entered into framework agreements, as amended from time to time, with mining pool operators to perform hash calculations for the mining pools. Each party has the unilateral right to terminate the contract at any time without any compensation to the other party for such termination. Therefore, the Company has concluded that the duration of the contract is less than 24 hours and that the contract is continuously renewed throughout the day. The Company has determined that the mining pool operator’s renewal right is not a material right as the terms, conditions, and compensation amounts are at then market rates. Upon contract termination, the mining pool operator (i.e., the customer) is required to pay the Company any amount due that is related to previously satisfied performance obligations.

The Company’s enforceable right to compensation only begins once the Company commences performing hash calculations for the mining pool operators. The Company is entitled to compensation regardless of whether the mining pool operators successfully record a block to the Bitcoin blockchain. Providing a service to perform hash calculations for the pool operators is the only performance obligation in the Company’s arrangements with mining pool operators and is an output of the Company’s ordinary activities.

The Company is entitled to a non-cash consideration at an amount that approximates the total Bitcoins that could have been mined using the hash calculations performed by the Company according to the pool operator’s specification over the 24-hour period ended 23:59:59 UTC, based upon the then current blockchain difficulty. The Bitcoin payout is settled on the following day, on a daily basis. The payout method used by the mining pools in which the Company participated is the Full-Pay-Per-Share (“FPPS”) method. The Company’s total compensation is calculated using the following formula: the sum of the Company’s share of (1) block rewards and (2) transaction fees, less (3) mining pool operating fees.

(1)	Block rewards represent the Company’s share of the total amount of block subsidies that are expected to be generated on the Bitcoin network as a whole based on the following factors determined for the 24-hour period beginning at midnight UTC daily. The block reward earned by the Company is calculated by dividing (a) the total amount of hash calculations the Company provides to the mining pool operator, by (b) the total Bitcoin network’s implied hash calculations (as determined by the Bitcoin network difficulty), multiplied by (c) the total amount of block subsidies that are expected to be generated on the Bitcoin network as a whole. The Company is entitled to its relative share of consideration even if a block is not successfully added to the blockchain by the mining pool.
(2)	Transaction fees represent the Company’s share of the total fees paid by users of the network to execute transactions during the 24-hour period ended 23:59:59 UTC. Under FPPS, the transaction fees paid out by the mining pool operator to the Company is calculated by dividing (a) the total amount of transaction fees that are actually generated on the Bitcoin network as a whole during the 24-hour period beginning at midnight UTC daily, by (b) the total amount of block subsidies that are actually generated on the Bitcoin network as a whole during that 24-hour period, multiplied by (c) the Company’s block rewards earned as calculated in (1) above.

(3)	Mining pool operating fees are charged by the mining pool operator for operating the mining pool as set forth on a rate schedule to the mining pool contract. The mining pool operating fees reduce the total amount of compensation the Company receives and are only incurred to the extent that the Company has generated mining revenue pursuant to the mining pool operators’ payout calculation during the 24-hour period beginning at midnight UTC daily.

The non-cash consideration received in exchange for the Company’s performing hash calculations, including block rewards and transaction fees, is variable because it depends, in part, on the amount of hash calculations the Company performs in accordance with the pool operator’s specifications and the amount of transaction fees of the entire blockchain network for the 24-hour period, beginning at midnight UTC. The mining pool operating fees are also variable because they are calculated as a small fraction of the sum of the block rewards and the transaction fees, in accordance with the agreement with each mining pool operator. The Company is able to estimate the amount of variable consideration related to the block reward component on the date of contract inception because (a) the total amount of hash calculations the Company provides to the mining pool operator, (b) the total Bitcoin network’s implied hash calculations and (c) the total amount of block subsidies that are expected to be generated on the Bitcoin network as a whole are either fixed or can be estimated on the date of contract inception. However, the Company is not able to reliably estimate the amount of variable consideration related to transaction fee component until 23:59:59 UTC on the date of contract inception, because of the uncertainty of the actual amount of transaction fees of the entire blockchain network for that day. The mining pool operators will confirm the considerations for the 24 hours, including the block rewards, the transaction fees, and the mining pool operating fees at 23:59:59 UTC each day.

For each contract, the Company measures the non-cash consideration using the average of daily quoted US$ spot rate of Bitcoin on the date of contract inception. For each contract, the Company recognizes the non-cash consideration on the same day that control of the contracted service transfers to the mining pool operator, which is the same day as the contract inception.

Sale of mining equipment

The Company sells mining equipment to customers. Before the Company receives order from the customers, the Company signs a purchase agreement with suppliers and places purchase orders to the suppliers. The mining equipment is usually delivered to the Company one month after the purchase orders are presented to the suppliers. Upon taking control of the mining equipment, title also passes to the Company. The Company has neither an explicit nor implicit repurchase right or obligation for the sold mining equipment. If mining equipment purchased from the suppliers remains unsold, the mining equipment is non-returnable and kept in the inventory. Since there is no guarantee of any sales orders, the Company takes inventory risk before mining equipment is sold to customers. Management believes there is a single performance obligation related to the sale of mining equipment. Revenue for mining equipment sales is recognized at a point of time when the control of mining machine is transferred from the Company to customers, evidenced by documentation of delivery and customer acceptance. The Company may receive payments prior to delivery of the mining equipment and records funds received as contract liabilities, or the Company may receive payment for the mining equipment within thirty days of delivery of the mining equipment. Deferred revenue is recognized as revenue upon delivery. No deferred revenue was recorded for the six months ended June 30, 2024 and 2023.

Hosting services

●	Contract with customers: Pursuant to the “Miner Hosting Service Contract” (“Hosting Contract”) agreed by the Company and the customers, the Company will provide hosting services to the customers, who shall confirm they are entitled to the ownership of the hosted mining equipment (“Miners”). When the Miners are hosted, the customers retain the right to ownership of the hosted Miners and are entitled to all the rights and benefits derived outputs generated by the hosted Miners. The Hosting Contract may be terminated by the customer without penalty if the customer applies for termination of hosting service 30 days in advance, or if the deployment and the start date of operation of the hosted is delayed over ten days. The Hosting Contract may be terminated by the Company without penalty in several circumstances as agreed in the contract. If the hosting services are terminated, the customers have the right to either entrust the Company to sell the mining equipment at the market price on their behalf, or the customers can physically retake possession of the equipment and any logistics costs occurred in retaking the equipment shall be borne by the customers.

●	Identifying performance obligations: According to the Hosting Contract, the customer entrusts the Company to deploy, operate and manage the customer’s Miners. The hosting services include electricity supply, network supply, maintaining a suitable environment and safeguarding the hosted Miners, providing tools to the customers to monitor and timely verify the operation status of the hosted Miners, performing site visit and inspection on facilities, proposing optimization plans for the operation stability of the hosted Miner and working with the mining facility for implementation. Since the performance obligations are satisfied over time and the same method (consumption method) is used to measure the Company’s progress toward complete satisfaction of the performance obligation, the above activities are a series of distinct services that have the same pattern of transferring to the customer.
●	Determining the transaction price: By providing the above services, the Company charges a hosting service fee to the customers on a consumption basis, that is, hosting service fee = power consumption * unit service price. The Company typically receives payment upfront for such services and records them under contract liabilities, or the Company deducts service fees daily from the customer’s digital asset deposit in accordance with the Hosting Contract, if applicable.
●	There is no need to allocate the transaction price since there is only one single performance obligation.
●	Satisfaction of a performance obligation and revenue recognition: The Company’s performance obligation related to the hosting service is satisfied over time. The Company recognizes revenue for services that are performed on a consumption basis.

Management has determined that the aforementioned services represent a series of performance obligations that should not be separated and recognized individually, but rather, as a whole over time in accordance with the Hosting Contract entered into by the Company and the customer.

Income taxes

Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax, (“ASC 740 - Income Taxes”). Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Company records liabilities related to uncertain tax positions when, despite the Company’s belief that the Company’s tax return positions are supportable, the Company believes that it is more likely than not that those positions may not be fully sustained upon review by tax authorities. Accrued interest and penalties related to unrecognized tax benefits are classified as income tax expense
Segment reporting

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer. The CODM has determined that the Company operates as one operating segment as the CODM reviews financial information on a consolidated basis in making decisions regarding resource allocation and performance assessment.

Recent accounting pronouncements

Recent accounting pronouncements

The Company maintains a proactive approach in evaluating the impact of new accounting pronouncements on its financial reporting. Upon identifying potential effects on its financial statements, the Company conducts a thorough analysis to assess the necessary adjustments to its consolidated financial statements. Furthermore, the Company conducts a comprehensive review to understand the implications of the changes and ensures the implementation of appropriate controls to safeguard the accuracy and integrity of its consolidated financial statements.

New and amended standards adopted by the Company:

Accounting Standards Update (ASU) No. 2023-08, Intangibles - Goodwill and Other Crypto Assets (Topic 350-60): Accounting for and Disclosure of Crypto Assets

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-08, ASU No. 2023-08, Intangibles - Goodwill and Other - Crypto Assets (Topic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”). ASU 2023-08 requires entities to measure crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. Bitcoin meets the criteria. Additionally, ASU 2023-08 requires an entity to present crypto assets measured at fair value separately from other intangible assets in the balance sheets and record changes from remeasurement of crypto assets separately from changes in the carrying amounts of other intangible assets in the income statement. The new standard is effective for the company for its fiscal year beginning January 1, 2025, with early adoption permitted, and should be applied using a modified retrospective transition method with a cumulative-effect adjustment recorded to the opening balance of retained earnings as of the beginning of the year of adoption. The Company early adopted ASU 2023-08 on January 1, 2024, and recorded a cumulative adjustment to increase the opening balance of retained earnings by US$6.44 million as a result of recognizing its digital assets held as of January 1, 2024, at fair value. During the six months ended June 30, 2024, the adoption of ASU 2023-08 led to an unrealized loss of US$4.60 million due to the bitcoin price decrease during the period. No adjustments were made to prior comparative periods.

New and amended standards not yet adopted by the Company:

Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. Adoption is either with a prospective method or a fully retrospective method of transition. The Company plans to adopt ASU 2023-09 for the year beginning on January 1, 2025. The Company is currently evaluating the effect of adoption of ASU 2023-09.